RELATED PARTY TRANSACTIONS - Transactions with Wild Streak and Spin Vendors (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
(Loss) gain on remeasurement of deferred consideration	€ (440)	€ 804
Vendors of Wild Streak and Spin
RELATED PARTY TRANSACTIONS
Salaries and subcontractors	(2,292)	(1,326)
Share based compensation	(74)	(62)
(Loss) gain on remeasurement of deferred consideration	(440)	804
Interest and financing fees	(403)	(316)
Total	€ (3,209)	€ (900)